RIGHT OF USE ASSETS - Impairment of Right-Of-Use Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) location property	Dec. 31, 2021 USD ($) location property	Dec. 31, 2020 USD ($) location property
Disclosure of quantitative information about right-of-use assets [line items]
Number of impaired cash generating units | property	13	11	20
Impairment amount	$ 9,971	$ 5,062
USA
Disclosure of quantitative information about right-of-use assets [line items]
Number of impaired cash generating units | location	1	0	1
Recoverable amount of impaired cash generating units	$ 7,023	$ 0	$ 25,237
Impairment amount	1,262	0	(2,229)
Impairment reversal of right of use assets	$ 0	$ 0	$ 0
Discount rate	9.50%	8.00%	850.00%
Mexico
Disclosure of quantitative information about right-of-use assets [line items]
Number of impaired cash generating units | location	3	0	6
Recoverable amount of impaired cash generating units	$ 13,700	$ 0	$ 24,010
Impairment amount	4,080	0	(2,071)
Impairment reversal of right of use assets	$ 0	$ 0	$ 0
Discount rate	12.50%	9.50%	1050.00%
Central America
Disclosure of quantitative information about right-of-use assets [line items]
Number of impaired cash generating units | location	0	2	6
Recoverable amount of impaired cash generating units	$ 0	$ 1,886	$ 23,620
Impairment amount	0	(186)	(3,617)
Impairment reversal of right of use assets	$ (1,497)	$ 0	$ 0
South America
Disclosure of quantitative information about right-of-use assets [line items]
Number of impaired cash generating units | location	2	4	4
Recoverable amount of impaired cash generating units	$ 8,417	$ 10,497	$ 8,419
Impairment amount	730	(1,399)	(1,839)
Impairment reversal of right of use assets	$ (2,618)	$ 0	$ 0
Israel
Disclosure of quantitative information about right-of-use assets [line items]
Number of impaired cash generating units | location	3	1	1
Recoverable amount of impaired cash generating units	$ 19,327	$ 10,489	$ 8,857
Impairment amount	2,449	(584)	(271)
Impairment reversal of right of use assets	$ 0	$ 0	$ 0
Discount rate	10.50%	8.50%	9.00%
APAC
Disclosure of quantitative information about right-of-use assets [line items]
Number of impaired cash generating units | location	0	0	0
Recoverable amount of impaired cash generating units	$ 0	$ 0	$ 0
Impairment amount	0	0	0
Impairment reversal of right of use assets	$ 0	$ 0	$ 0
Europe & Africa
Disclosure of quantitative information about right-of-use assets [line items]
Number of impaired cash generating units | location	4	4	2
Recoverable amount of impaired cash generating units	$ 11,021	$ 28,209	$ 24,655
Impairment amount	5,673	(2,893)	(537)
Impairment reversal of right of use assets	$ (108)	$ 0	$ 0
Bottom of range | Central America
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate	12.50%	9.50%	10.00%
Bottom of range | South America
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate	11.00%	8.50%	9.00%
Bottom of range | Europe & Africa
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate	9.50%	7.50%	8.50%
Top of range | Central America
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate	19.00%	13.50%	13.50%
Top of range | South America
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate	27.50%	19.00%	20.50%
Top of range | Europe & Africa
Disclosure of quantitative information about right-of-use assets [line items]
Discount rate	14.50%	10.50%	11.00%